Note 6 - Leases - Leased Assets Under Capital Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Capital leased assets	$ 49,293	$ 40,910
Less accumulated amortization	6,121	1,706
Total	43,172	39,204
Land [Member]
Capital leased assets
Building [Member]
Capital leased assets	5,313	5,313
Equipment [Member]
Capital leased assets	$ 43,980	$ 35,597